Joint Venture - Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures [Line Items]
Opening net assets		$ 113,491
Return of the investment as part of the Transaction		(8,004)
Net loss		(28,267)	$ (33,250)
Closing net assets, December 31, 2018		103,939	113,491
Carrying value		35,282	19,637	$ 13,136
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Opening net assets		38,917
Equity contribution		20,000
Return of the investment as part of the Transaction		(8,004)
Net loss		(2,154)	(9,700)
Closing net assets, December 31, 2018		48,759	38,917
Company's share of net assets (62.5%)		30,474
Elimination of unrealized gain on intercompany transactions and other		(1,072)
Joint Venture expenditures incurred by the Company		1,830
Carrying value		27,230	$ 19,637	$ 13,136
Minera Exar S.A. | 50% of Return on Investment
Disclosure Of Joint Ventures [Line Items]
Return of the investment as part of the Transaction		(4,002)
Exar Capital B V
Disclosure Of Joint Ventures [Line Items]
Equity contribution		2,500
Net loss		1,325
Closing net assets, December 31, 2018		3,825
Company's share of net assets (62.5%)		2,391
Elimination of unrealized gain on intercompany transactions and other		(166)
Difference between the face value and the fair value of loans to Exar Capital B.V.	$ 5,827	5,827
Carrying value		$ 8,052